Loan Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 11 – LOAN PAYABLE

On April 22, 2020, the company entered into a loan of $41,250 pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) as administered by the U.S. Small Business Administration (the "SBA"). The loan proceeds will be used to cover payroll costs, rent, interest, and utilities. The company believes it has met the requirements for 100% forgiveness on December 4, 2020. The PPP loan Forgiveness Application was approved by SBA on January 12, 2021 and the entire PPP Loan amount of $41,250 as well as the interest of $298 has been forgiven in full. There is no further action the company needs to take.